BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Feb. 24, 2021
Current assets:
Cash	$ 1,129,587	$ 1,446,482
Prepaid expenses	168,916	108,150
Total current assets	1,298,503	1,554,632
Marketable securities held in Trust Account	201,020,753	201,004,349
Other assets	54,076	74,371
Total Assets	202,373,332	202,633,352
Current liabilities:
Accounts payable		20,904
Franchise tax payable		62,299
Accrued expenses	16,326	40,581
Total current liabilities	16,326	123,784
Deferred underwriting and advisory fees payable	9,000,000	9,000,000
Total liabilities	9,016,326	9,123,784
Commitments and Contingencies (Note 5):
Common stock subject to possible redemption, 20,000,000 shares at $10.05 per share	201,000,000	201,000,000
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Common stock, $0.0001 par value; 500,000,000 shares authorized; 5,000,000 shares issued and outstanding	500	500
Additional paid-in capital	0	0
Accumulated deficit	(7,643,494)	(7,490,932)
Total stockholders' deficit	(7,642,994)	(7,490,432)	$ 32,563	$ 0
Total Liabilities, Common Stock Subject to Possible Redemption, and Stockholders' Deficit	$ 202,373,332	$ 202,633,352